Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

The Company extended the maturity date of the April 2023 note (described in note 4 to the financial statements) to November 30, 2023. As a result of the extension, the annual interest rate increased to 20% effective August 1st. Further, the 325,000 contingently exercisable warrants issued with the loan became immediately exercisable.

Nasdaq Non-Compliance

On August 23, 2023, the Company received a notice from Nasdaq notifying the Company that because the Company remains delinquent in filing its Form 10-Q, the Company no longer complies with Nasdaq Listing Rule 5250(c)(1), which requires companies with securities listed on Nasdaq to timely file all required periodic reports with the SEC.

The notice received from Nasdaq has no immediate effect on the listing or trading of the Company’s securities on Nasdaq. However, if the Company would fail to timely regain compliance with Rule 5250(c)(1), the Company’s securities would be subject to delisting from Nasdaq.

Under the Nasdaq rules, the Company has until October 22, 2023 (60 days after Nasdaq’s notice) to submit a plan to regain compliance with the Rule 5250(c)(1). The Company expects that with the filing of this Form 10-Q , we have regained compliance with Rule 5250(c)(1).